SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Feb. 07, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Total	$ 3,639,587		$ 4,140,367	$ 3,961,275
Accumulated depreciation	(1,566,047)		(1,463,728)	(925,428)
Property, plant and equipment, net	$ 2,073,540		$ 2,676,639	3,035,847
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years		2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years		7 years
Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total					$ 6,045,259
Accumulated depreciation					(4,033,117)
Property, plant and equipment, net					2,012,142
Displays [Member]
Property, Plant and Equipment [Line Items]
Total	$ 312,146		$ 312,146	312,146
Building [Member]
Property, Plant and Equipment [Line Items]
Total		$ 544,000	575,000	575,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	506,791		505,436	469,338
Furniture and Fixtures [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total					$ 1,732,154
Property, plant and equipment, useful life					7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,956,051		1,925,385	1,910,719
Leasehold Improvements [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total					$ 1,988,570
Property, plant and equipment, useful life					15 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	183,881		141,682	114,525
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 680,718		$ 680,718	$ 579,547
Vehicles [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total					$ 46,256
Vehicles [Member] | Greens Natural Foods, Inc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					5 years
Vehicles [Member] | Greens Natural Foods, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					7 years
Office Equipment [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total					$ 50,708
Office Equipment [Member] | Greens Natural Foods, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					7 years
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total					$ 2,227,571
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					5 years
Machinery and Equipment [Member] | Greens Natural Foods, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					7 years